Provisions (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current liabilities	$ 849	$ 1,036
Non-current liabilities	2,700	2,446
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Current liabilities	121	106	$ 108
Non-current liabilities	1,347	1,186	$ 1,125
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	68	66
Non-current liabilities	1,353	1,260
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	$ 660	$ 864